LONG-TERM INVESTMENTS - Additional Information (Detail)					12 Months Ended
	Jan. 05, 2021	Sep. 29, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	May 31, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Mar. 13, 2020 shares
Long Term Investments [Line Items]
(Loss) income from investment in affiliates					¥ 7,940,000	$ 1,152,000	¥ 7,651,000		¥ (7,509,000)
Long-term investment					90,497,000		90,528,000			$ 13,121,000
Impairment on investment					15,078,000		0		49,000
China Smartpay
Long Term Investments [Line Items]
Long-term investment					90,497,000		84,709,000
Keen Best
Long Term Investments [Line Items]
(Loss) income from investment in affiliates					(1,211,000)		(806,000)		(822,000)
Number of ordinary shares acquired | shares											35
Equity Percent Acquired											35.00%
Purchase price for shares		¥ 91,957,000
Goodwill		¥ 1,508,000
Impairment on investment | $								$ 0
SG Fintech Joint Stock Company
Long Term Investments [Line Items]
(Loss) income from investment in affiliates									(6,687,000)
Equity Percent Acquired			24.10%	24.90%
Impairment on investment									¥ 49,000
Cash consideration			¥ 3,378,000	¥ 3,400,000
Aguila Information
Long Term Investments [Line Items]
Equity ownership percent transferred	6.00%
Aguila Information, S.A.P.I. de C.V.
Long Term Investments [Line Items]
Equity ownership percent before agreement to transfer equity interest	51.00%
Equity ownership percent after agreement to transfer equity interest	45.00%
(Loss) income from investment in affiliates					9,151,000		8,457,000
Dividend return							2,586,000
Long-term investment					15,078,000		¥ 5,819,000
Impairment on investment					¥ 15,078,000